                               [OCEAN STATE LOGO]

                            REPORT OF THE PRESIDENT
                                OCTOBER 31, 1996

     We are proud to announce that October 31, 1996 marked the Fund's tenth fiscal year. The Fund started in December of 1986 with $100,000 in assets which has grown to $42.5 million today. It also is the oldest publicly traded Rhode Island municipal bond fund. If one had invested $10,000 in the Fund at inception and reinvested the monthly dividend that investment would be worth over $17,000 today*. During the past twelve months, the Fund's net asset value declined from $10.59 to $10.53 for a loss of 0.57% on principal value.

     In 1996 the bond market took a back seat to the rise in the stock market. However, one must temper these results since historic returns of the stock market have been subject to greater volatility than the bond market. If the current environment of moderate growth and low inflation persists, and the economy slows enough to significantly effect corporate earnings, then bond funds may attract renewed interest.

     Keep in mind that the focus and goal of your investment in the Fund is to provide as high a level of current income as is consistent with preservation of capital. For Rhode Island residents the Fund distributes monthly dividend income free from state and federal taxes. We're proud of the Fund's return in a highly competitive environment. Management remains committed to improving the quality of the portfolio and maintaining the level of dividend income.

     The sheltering of one's income from taxes is becoming increasingly important. Worries over revision of our tax structure and a negative impact on your municipal investments do not appear to be a threat as Washington's interest in flat tax proposals and the like have waned. In addition, the focus on managing the nation's deficit and recognition of this problem on the part of both major political parties is a positive sign.

     Our investment environment has changed tremendously since the Fund began trading publicly. 1987 witnessed the worst decline in the stock market since the market crash of 1929. In 1987 the 30 year treasury was yielding 7.48% compared to today's 6.64% at our fund year end. In this changing environment the Fund has met the challenge to provide a stabile long term investment vehicle. Though past performance cannot predict future results, we look forward to the Fund's next decade with optimism.

                                            Very truly yours,

                                            /s/ ALFRED B. VAN LIEW
                                            -------------------------------
                                            ALFRED B. VAN LIEW
                                            President and Chairman of the
                                            Board of Trustees

* Reflecting a 4% maximum sales charge

                          OCEAN STATE TAX EXEMPT FUND
                         INVESTMENT PERFORMANCE REVIEW
                             AS OF OCTOBER 31, 1996
                                  (UNAUDITED)

                                                     PRIOR                            SINCE INCEPTION
                             NOVEMBER 1, 1995     FISCAL YEAR      NOVEMBER 1, 1991   DECEMBER 8, 1986
                                 THROUGH             ENDED             THROUGH            THROUGH
                             OCTOBER 31, 1996   OCTOBER 31, 1995   OCTOBER 31, 1996   OCTOBER 31, 1996
                             ----------------   ----------------   ----------------   ----------------
TOTAL RATE OF RETURN(B)
     Based on:
          Net Asset
            Value..........        4.89%              10.89%             7.59%              9.19%
          Offering Price...         .71%               6.46%             6.50%              8.42%

                                  AS OF              AS OF
                             OCTOBER 31, 1996   OCTOBER 31, 1995
                             ----------------   ----------------
30-DAY CURRENT YIELD
     Based on:
          Net Asset
            Value..........        5.13%               5.26%
          Offering Price...        4.92%               5.05%
30-DAY TAX-EQUIVALENT
  YIELD(A)
     Based on:
          Net Asset
            Value..........        8.25%               8.46%
          Offering Price...        7.92%               8.12%

     The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 13.70 years as of October 31, 1996.

     The average quality rating of the investments, in the following table was Aa/AA (Moody's and Standard & Poor's bond rating services).

                           PORTFOLIO QUALITY ANALYSIS

                                                      % OF TOTAL PORTFOLIO
                                               -----------------------------------
                                                   AS OF                AS OF
                           RATING                 10-31-96             10-31-95
               ------------------------------  --------------       --------------
               Aaa/AAA.......................       57.74%               56.06%
               Aa/AA.........................       19.33%               16.90%
               A.............................       17.12%               19.19%
               Baa/BBB.......................        5.81%                7.85%
               Not Rated.....................           0%                   0%

     The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 1996 shareholders are subject to a maximum combined federal and state tax rate of 37.84%.

(b) Past performance is no guarantee of future results.

                          OCEAN STATE TAX EXEMPT FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                             AS OF OCTOBER 31, 1996

                                           ASSETS
Investments at value (identified cost $40,269,930) (Note 1A)..................   $ 42,371,095
Cash..........................................................................         59,555
Interest receivable...........................................................        626,956
Receivable for fund shares sold...............................................         30,106
Prepaid Expenses..............................................................         12,250
                                                                                 ------------
          Total Assets........................................................   $ 43,099,962
                                         LIABILITIES
Distribution payable to shareholders..........................................   $     92,951
Payable for securities purchased..............................................        502,563
Accrued management fees.......................................................         21,879
Payable for fund shares redeemed..............................................         15,139
Accrued expenses..............................................................         11,112
                                                                                 ------------
          Total Liabilities...................................................   $    643,644
                                                                                 ------------
          Net Assets..........................................................   $ 42,456,318
                                                                                 ============
Net Assets consist of:
Shares of beneficial interest at par ($.01/share).............................   $     40,334
Additional paid-in capital (Note 4)...........................................     40,326,866
Accumulated net realized loss on investment transactions......................        (12,047)
Net unrealized appreciation of investments....................................      2,101,165
                                                                                 ------------
Total -- Representing Net Assets at Value for 4,033,431 Shares Outstanding....   $ 42,456,318
                                                                                 ============
Computation of Net Asset Value & Offering Price:
Net Assets....................................................................   $ 42,456,318
Divided by number of shares outstanding.......................................      4,033,431
Net asset value...............................................................         $10.53
                                                                                       ======
Offering price................................................................         $10.97
                                                                                       ======

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 1996

INVESTMENT INCOME
Interest income (Note 1B).....................................................     $2,727,725
Expenses:
     Adviser Fees (Note 2)........................................  $  151,201
     Administrator fees (Note 2)..................................     108,001
     Legal fees and expenses......................................      12,753
     Trustees fees and expenses...................................      19,750
     Transfer agent fees..........................................      50,115
     Custodian fees...............................................      20,963
     Insurance....................................................       4,970
     Auditing.....................................................      27,500
     Pricing......................................................       4,468
     Shareholder reports..........................................       9,255
     Distribution Expenses (Note 5)...............................       7,104
     Miscellaneous expenses.......................................       5,308
     Registration fees............................................       1,275
                                                                    ----------
                                                                    $  422,663
                                                                                   ----------
          Net Investment Income...............................................      2,305,062
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investments..................................      16,530
Net Change in Unrealized Appreciation of Investments..............    (307,544)
                                                                    ----------
Net loss on investments.......................................................       (291,014)
                                                                                   ----------
Net Increase in Net Assets Resulting from Operations..........................     $2,014,048
                                                                                   ==========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                              FISCAL YEAR          FISCAL YEAR
                                                                 ENDED                ENDED
                                                            OCTOBER 31, 1996     OCTOBER 31, 1995
                                                            ----------------     ----------------
Increase (Decrease) in Net Assets Resulting from:
Operations:
     Net investment income................................     $ 2,305,062          $ 2,341,523
     Net realized gain on investments.....................          16,530               97,223
     Change in unrealized appreciation of net
       investments........................................        (307,544)           1,903,481
                                                               -----------          -----------
     Net increase in net assets resulting from
       operation..........................................       2,014,048            4,342,227
Dividends and distributions to shareholders from:
     Net investment income ($.56 per share in 1996 and
       $.58 per share in 1995)............................      (2,305,645)          (2,354,085)
     Net Increase from fund share transactions (Note 4)...        (340,314)            (246,199)
                                                               -----------          -----------
          Total increase (decrease) in net assets.........        (631,911)           1,741,943
NET ASSETS:
     Beginning of year....................................      43,088,229           41,346,286
                                                               -----------          -----------
     End of year (including $4,799 of dividends in excess
       of net investment income in 1995...................     $42,456,318          $43,088,229
                                                               ===========          ===========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

     The following data includes selected data and other performance information derived from the financial statements.

                       FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL
                        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     12/8/86
                       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     THROUGH
                      10/31/96   10/31/95   10/31/94   10/31/93   10/31/92   10/31/91   10/31/90   10/31/89   10/31/88   10/31/87
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Per Share Operating
 Performance
Net Asset Value,
 Beginning of Year...  $10.59     $10.10     $10.95     $10.32     $10.14     $ 9.73      $9.80      $9.74      $9.13    $10.18
Net Investment
 income..............     .56        .58        .59        .56        .63        .64        .67        .62        .66       .62
Net realized and
 unrealized gain
 (loss) on
 securities..........    (.06)       .49       (.84)       .63        .18        .41       (.09)       .07        .62     (1.05)
                       ------     ------     ------     ------     ------     ------      -----      -----      -----    ------
Total from Investment
 Operations..........     .50       1.07       (.25)      1.19        .81       1.05        .58        .69       1.28      (.43)
                       ------     ------     ------     ------     ------     ------      -----      -----      -----    ------
Less Distributions:
Dividends from net
 investment income...    (.56)      (.58)      (.59)      (.56)      (.63)      (.64)      (.65)      (.63)      (.66)     (.62)
Distribution from net
 realized gains......    (.00)      (.00)      (.01)      (.00)      (.00)      (.00)      (.00)      (.00)      (.01)     (.00)
                       ------     ------     ------     ------     ------     ------      -----      -----      -----    ------
Total
 Distributions.......    (.56)      (.58)      (.60)      (.56)      (.63)      (.64)      (.65)      (.63)      (.67)     (.62)
                       ------     ------     ------     ------     ------     ------      -----      -----      -----    ------
Net Asset Value End
 of Year.............  $10.53     $10.59     $10.10     $10.95     $10.32     $10.14      $9.73      $9.80      $9.74    $ 9.13
                       ======     ======     ======     ======     ======     ======      =====      =====      =====    ======
Total investment
 return at Net Asset
 Value...............    4.89%     10.89%     (2.04)%    12.35%      8.00%     10.96%      5.89%      7.10%     14.30%    (4.99)%(b)
Ratios and
 Supplemental Data
 Net Assets, End of
 Year (000's
 omitted)............ $42,456    $43,088    $41,346    $45,043    $36,854    $29,750    $20,675    $12,159     $9,745    $6,149
Ratio of Expenses to
 average net
 assets..............     .98%       .98%       .88%       .81%       .85%       .92%      1.27%      1.36%      1.10%     1.15%(b)
Ratio of net
 investment income to
 average net
 assets..............    5.31%      5.58%      5.55%      5.70%      6.13%      6.40%      6.45%      6.34%      6.84%     6.95%(b)
Portfolio turnover...   13.30%     11.77%      8.48%     13.27%     36.29%     21.57%     10.16%     37.90%     45.58%    96.39%(b)
Adviser/Administrator
 waived fees.........     .00        .00        .01        .01        .01        .03        .02        .03        .08       .06
Fund expenses without
 waiver..............     .10        .10        .10        .09        .10        .12        .12        .16        .19       .16
Net Investment Income
 without waiver......     .56        .58        .58        .55        .62        .61        .65        .59        .58       .56
Ratio of Expenses to
 average net assets
 without waiver......     .98%       .98%       .93%       .81%       .95%      1.17%      1.51%      1.69%      1.88%     1.86%(b)
Ratio of net
 investment income to
 average net assets
 without waiver......    5.31%      5.58%      5.50%      5.58%      6.02%      6.15%      6.21%      6.02%      6.06%     6.24%(b)

---------------

(a) Annualized for 1987.

(b) Commencing in fiscal year 1990, data included the combined operations of the Fund and the Rhode Island Tax-Free Bond Fund (the "RI Fund") for the period from the date of the acquisition of the assets of the RI Fund by the Fund (November 1, 1989). The data shown above for the periods prior thereto are the historical results of the Fund.

(c) Total investment return does not reflect sales load.

                       See Notes to Financial Statements

                          OCEAN STATE TAX EXEMPT FUND
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES

     VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. There is authorized an unlimited number of shares with a par value of one cent per share. Declaration of the Trust permits the Trustees to create additional portfolios (funds). As of October 31, 1996 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

     At October 31, 1996, 94.23% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on October 31, 1996, 54.62% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 24.23% of the portfolio.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (A) SECURITY VALUATION: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and other local market conditions. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

     (B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

     (C) FEDERAL INCOME TAXES: The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. At October 31, 1996 the Fund had approximately $12,000 in capital loss carryforwards for federal tax purposes available to offset future capital gains. These capital loss carryforwards expire on October 31, 2002. Dividends received by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for

                          OCEAN STATE TAX EXEMPT FUND
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     (D) DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually. For the year ended October 31, 1996, the Fund paid no distributions from capital.

NOTE 2  ADVISORY AND ADMINISTRATIVE SERVICES AND OTHER AFFILIATED TRANSACTIONS

     Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund will pay Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

        .35 and .25 of 1% of the first $200 million of average daily net assets.

        .30 and .20 of 1% of average daily net assets over $200 million.

     The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at October 31, 1996 was $2,000.

     Legal fees and expenses of $12,753 were paid to a firm of which the Fund's Secretary is a partner.

     During the period November 1, 1995 through October 31, 1996 the Distributor received $6,522 in commissions as a result of Fund share sales.

NOTE 3  INVESTMENT TRANSACTIONS

     During the period ending October 31, 1996 purchases and sales of investment securities other than short-term investments aggregated $5,659,577 and $5,697,240, respectively.

     The aggregate cost of investments for Federal income tax purposes is substantially the same as aggregate cost for financial statement purposes. At October 31, 1996, gross unrealized appreciation on investment securities was $2,142,705 and gross unrealized depreciation on investment securities was $41,540.

                          OCEAN STATE TAX EXEMPT FUND
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 4  SHARES OF BENEFICIAL INTEREST

     The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest were as follows:

                                                                 SHARES          AMOUNT
                                                                ---------     ------------
     Balance 10/31/94........................................   4,093,109     $ 40,988,249
     Shares sold.............................................     259,900        2,697,652
     Shares issued in reinvestment of dividends..............     108,243        1,119,237
     Shares redeemed.........................................    (393,399)      (4,063,088)
                                                                ---------     ------------
     Net decrease............................................     (25,256)        (246,199)
                                                                ---------     ------------
     Balance 10/31/95........................................   4,067,853     $ 40,742,050
                                                                =========     ============
     Shares sold.............................................     382,864     $  4,057,522
     Shares issued in reinvestment of dividends..............     106,236        1,120,409
     Shares redeemed.........................................    (523,522)      (5,518,244)
                                                                ---------     ------------
     Net decreases...........................................     (34,422)        (340,313)
                                                                ---------     ------------
     Balance 10/31/96........................................   4,033,431     $ 40,401,737
                                                                =========     ============

NOTE 5  DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the "Rule") of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $7,104 under the plan during fiscal 1996.

NOTE 6  RECLASSIFICATION OF CAPITAL ACCOUNTS

     During the year ended October 31, 1996, the Fund has reclassified the net investment income in excess of dividends of $18,368 to additional paid-in-capital. This represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1996. This reclassification, which has no impact on the net asset value of the Fund, is primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

                          OCEAN STATE TAX EXEMPT FUND

                            PORTFOLIO OF INVESTMENTS
                             AS OF OCTOBER 31, 1995

                                                                       RATINGS
PRINCIPAL                                                             MOODY'S/           VALUE
  AMOUNT                                                          STANDARD & POOR'S    (NOTE 1)
----------                                                        -----------------   -----------
MUNICIPAL SECURITIES (99.80%)
RHODE ISLAND GENERAL OBLIGATION AND REVENUE BONDS (44.04%)
$  100,000   Bristol General Obligation 7.00%, 12/1/08............      Baa1/NR       $   108,750
   120,000   Bristol General Obligation MBIA Insured 6.00%,
               12/15/10...........................................      Aaa/AAA           126,000
   250,000   Bristol General Obligation MBIA Insured 5.05%,
               8/15/06............................................      Aaa/AAA           249,375
   300,000   Burrillville General Obligation MBIA Insured 5.75%,
               10/15/17...........................................      Aaa/AAA           301,125
   200,000   Burrillville General Obligation FGIC Insured 5.70%,
               5/1/11.............................................      Aaa/AAA           205,500
    75,000   Central Falls General Obligation 7.90%, 7/1/02.......      Baa/NR             76,687
   130,000   Coventry General Obligation FGIC Insured 7.25%,
               11/1/10............................................      Aaa/AAA           142,187
   460,000   Cranston General Obligation MBIA Insured 5.00%,
               6/15/02............................................      Aaa/AAA           468,050
   200,000   Cumberland General Obligation 6.80%, 7/15/08.........      A-1/NR            210,000
   165,000   Cumberland General Obligation MBIA Insured 5.70%,
               10/1/11............................................      Aaa/AAA           166,856
   175,000   Cumberland General Obligation MBIA Insured 5.70%,
               10/1/12............................................      Aaa/AAA           176,969
   300,000   East Providence General Obligation MBIA Insured
               5.70%, 5/15/10.....................................      Aaa/AAA           308,625
 1,250,000   Foster/Glocester General Obligation AMBAC Insured
               6.90%, 9/1/11......................................      Aaa/AAA         1,351,563
   135,000   Jamestown General Obligation CGIC Insured 7.00%,
               3/15/07............................................      Aaa/AAA           138,544
   250,000   Kent County Water Auth. MBIA Insured 6.35%, 7/15/14..      Aaa/AAA           267,187
   100,000   Lincoln General Obligation MBIA Insured 7.55%,
               7/15/08............................................      Aaa/AAA           108,000
   355,000   Lincoln General Obligation MBIA Insured 5.50%,
               8/15/10............................................      Aaa/AAA           359,881
   300,000   Lincoln General Obligation FGIC Insured 5.60%,
               8/1/12.............................................      Aaa/AAA           301,500
   110,000   Little Compton General Obligation 7.00%,1/15/09......      A-1/NR            117,975
   100,000   Little Compton General Obligation 6.90%,1/15/08......      A-1/NR            106,750
   120,000   Middletown General Obligation 7.00%, 2/15/08.........       A-1/A            127,200
   100,000   Narragansett General Obligation MBIA Insured 5.30%,
               9/15/09............................................      Aaa/AAA            99,750
   200,000   Narragansett General Obligation Pre-refunded U.S.
               Treasury AMBAC Insured 7.10%, 6/15/10..............      Aaa/NR            217,000

                          OCEAN STATE TAX EXEMPT FUND

                                                                       RATINGS
PRINCIPAL                                                             MOODY'S/           VALUE
  AMOUNT                                                          STANDARD & POOR'S    (NOTE 1)
----------                                                        -----------------   -----------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND GENERAL OBLIGATION AND REVENUE BONDS--CONTINUED
$  210,000   Newport General Obligation MBIA Insured 6.50%,
               8/15/06............................................      Aaa/AAA       $   229,950
   100,000   Newport General Obligation 6.80%, 4/15/09............      A-1/NR            110,375
   100,000   Newport General Obligation Pre-refunded U.S. Treasury
               6.80%, 4/15/10.....................................      A-1/NR            110,375
    80,000   New Shoreham General Obligation MBIA Insured 7.60%,
               1/1/07.............................................      Aaa/AAA            81,973
   100,000   New Shoreham General Obligation MBIA Insured 7.00%,
               1/15/10............................................      Aaa/AAA           107,625
    75,000   North Kingstown General Obligation 6.70%, 12/15/05...       A/NR              82,594
    80,000   North Kingstown General Obligation 6.80%, 12/15/06...       A/NR              89,700
    80,000   North Kingstown General Obligation 6.30%, 7/15/07....       A/NR              84,500
   120,000   North Providence General Obligation MBIA Insured
               6.00%, 10/01/09....................................      Aaa/AAA           125,250
   100,000   Pawtucket General Obligation MBIA Insured 6.75%,
               9/15/08............................................      Aaa/AAA           109,625
   500,000   Pawtucket General Obligation CGIC Insured 6.0%,
               3/15/15............................................      Aaa/AAA           515,625
   500,000   Pawtucket General Obligation CGIC Insured Insured,
               6.0%, 3/15/11......................................      Aaa/AAA           520,625
   500,000   Pawtucket General Obligation CGIC Insured 6.0%,
               3/15/13............................................      Aaa/AAA           515,625
   500,000   Pawtucket General Obligation CGIC Insured, 6.0%,
               3/15/12............................................      Aaa/AAA           518,125
   300,000   Providence Public Bldg. Auth. FSA Insured 5.10%,
               12/15/08...........................................      Aaa/AAA           292,500
   200,000   Providence Public Bldg. Auth. 7.30%, 12/1/08.........      Baa1/NR           226,750
   300,000   Providence Public Bldg. Auth. 7.30%, 12/1/09.........      Baa1/NR           340,125
   500,000   Providence Public Bldg. Auth. CGIC Insured 7.25%,
               12/15/10...........................................      Aaa/AAA           549,375
   750,000   Providence General Obligation MBIA Insured 6.75%,
               1/15/11............................................      Aaa/AAA           801,563
   200,000   Smithfield General Obligation MBIA Insured 6.50%,
               4/15/02............................................      Aaa/AAA           209,500
   275,000   Smithfield General Obligation MBIA Insured 6.80%,
               4/15/06............................................      Aaa/AAA           287,375
   100,000   South Kingston General Obligation AMBAC Insured
               5.00%, 11/15/08....................................      Aaa/AAA            98,250

                          OCEAN STATE TAX EXEMPT FUND

                                                                       RATINGS
PRINCIPAL                                                             MOODY'S/           VALUE
  AMOUNT                                                          STANDARD & POOR'S    (NOTE 1)
----------                                                        -----------------   -----------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND GENERAL OBLIGATION AND REVENUE BONDS--CONTINUED
$  700,000   Warwick General Obligation MBIA Insured 6.60%,
               11/15/06...........................................      Aaa/AAA       $   761,250
   155,000   Warwick General Obligation FGIC Insured 7.20%,
               11/15/08...........................................      Aaa/AAA           168,175
   225,000   Westerly General Obligation 7.00%, 1/15/06...........      A-1/NR            239,344
   100,000   Westerly General Obligation 7.00%, 1/15/09...........      A-1/NR            106,250
    35,000   Westerly Dunn's Corner Fire District Unlimited Tax
               Assessment 7.80%, 6/1/03...........................      A-1/NR             38,587
    35,000   Westerly Dunn's Corner Fire District Unlimited Tax
               Assessment 7.85%, 6/1/04...........................      A-1/NR             38,937
   800,000   Rhode Island Clean Water MBIA Insured 6.50%,
               10/1/06............................................      Aaa/AAA           870,000
   150,000   Rhode Island Clean Water MBIA Insured 5.30%,
               10/1/07............................................      Aaa/AAA           153,375
   600,000   Rhode Island Correctional Facility MBIA Insured
               7.00%, 8/1/09......................................      Aaa/AAA           637,500
   650,000   Rhode Island Depositors Economic Protection Corp.
               MBIA Insured 6.55%, 8/1/10.........................      Aaa/AAA           721,500
165,000...   Rhode Island Depositors Economic Protection Corp.
               CAPMAC Guaranteed 6.375%, 8/1/22...................      Aaa/AAA           179,644
500,000...   Rhode Island Depositors Economic Protection Corp.
               Escrowed to Maturity 5.75%, 8/1/21.................       NR/A-            506,875
   200,000   Rhode Island Public Building Auth. 8.20%, 2/1/08.....        A/A             213,500
   645,000   Rhode Island Public Building Auth. 7.60%, 2/1/09.....        A/A             700,631
   125,000   Rhode Island Public Building Auth. AMBAC Insured
               5.20%, 2/1/06......................................      Aaa/AAA           125,625
   150,000   Rhode Island Public Building Auth. AMBAC Insured
               5.25%, 2/1/10......................................      Aaa/AAA           146,813
   150,000   Rhode Island Port Authority AMBAC Insured 6.5%,
               6/1/08.............................................      Aaa/AAA           163,688
   250,000   Rhode Island Student Loan Auth. 6.20%, 12/1/09.......      Aaa/NR            251,875
   250,000   Rhode Island General Obligation FGIC Insured 7.00%,
               7/15/04............................................      Aaa/AAA           284,375
     5,000   Rhode Island General Obligation 7.50%, 6/15/05.......      A-1/AA-             5,100
   500,000   Rhode Island General Obligation MBIA Insured 5.75%,
               8/1/15.............................................      Aaa/AAA           505,625
   125,000   Rhode Island Water Resources Fruit Hill Reservoir
               MBIA Insured 7.05%, 9/15/07........................      Aaa/AAA           134,688
                                                                                      -----------
                                                                                      $18,696,236

                          OCEAN STATE TAX EXEMPT FUND

                                                                       RATINGS
PRINCIPAL                                                             MOODY'S/           VALUE
  AMOUNT                                                          STANDARD & POOR'S    (NOTE 1)
----------                                                        -----------------   -----------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION (30.35%)
$  150,000   Board of Governors CGIC Insured 6.125%, 9/15/10......      Aaa/AAA       $   163,500
   195,000   Board of Governors CGIC Insured 6.15%, 9/15/11.......      Aaa/AAA           212,794
   120,000   Brown University 6.75%, 9/1/16.......................      Aa-1/AA           125,550
   200,000   Brown University 5.40%, 9/1/18.......................      Aa-1/AA           195,250
   375,000   Brown University 6.00%, 9/1/10.......................      Aa-1/AA           389,062
   200,000   Brown University 5.90%, 9/1/14.......................      Aa-1/AA           205,000
   400,000   Bryant College MBIA Insured 6.50%, 6/1/05............      Aaa/AAA           433,500
   100,000   Bryant College MBIA Insured 5.95%, 6/1/07............      Aaa/AAA           104,250
   100,000   Bryant College MBIA Insured 6.20%, 6/1/13............      Aaa/AAA           103,750
   100,000   Higher Education Authority CGIC Insured 7.375%,
               9/15/09............................................      Aaa/AAA           110,000
   150,000   Providence College 7.45%, 11/1/03....................      Aaa/NR            165,563
   125,000   Providence College 7.50%, 11/1/04....................      Aaa/NR            138,125
   120,000   Providence College 7.75%, 11/1/09....................      Aaa/NR            133,500
   550,000   Roger Williams College Connie Lee Insured 6.50%,
               11/15/08...........................................      NR/AAA            583,688
   550,000   Roger Williams College Connie Lee Insured 6.625%,
               11/15/11...........................................      NR/AAA            584,375
   320,000   Roger Williams College LOC-Fleet National 7.75%,
               10/1/18............................................      A-1/NR            346,800
 1,290,000   South County Hospital 7.25%, 11/1/11.................      NR/BBB+         1,352,888
   345,000   Roger Williams Realty Corp. Collateral U.S. Treasury,
               7.50%, 8/1/29......................................      NR/AA-            361,819
   500,000   Salve Regina College Connie Lee Insured 6.25%,
               3/15/13............................................      NR/AAA            518,750
   400,000   Salve Regina College LOC Fleet National Bank 7.70%,
               1/1/20.............................................       NR/A             444,000
   300,000   Salve Regina College Pre-refunded U.S. Treasury
               Connie Lee Insured 6.30%, 3/15/20..................      NR/AAA            310,125
 1,025,000   Johnson & Wales College Connie Lee Insured 5.75%,
               4/1/12.............................................      NR/AAA          1,030,125
   500,000   St. Antoine Residence LOC Allied Irish 6.75%,
               11/15/18...........................................      A-1/NR            528,125
   220,000   Landmark Medical Center 7.625%, 7/1/99...............      NR/BBB+           232,100
   500,000   Landmark Medical Center 8.375%, 7/1/09...............      NR/AAA            558,750
   575,000   Kent County Hospital MBIA Insured 7.00%, 7/1/10......      Aaa/AAA           623,156
   200,000   Memorial Hospital MBIA Insured 6.50%, 7/1/04.........      Aaa/AAA           217,500
   140,000   Miriam Hospital 7.00%, 4/1/06........................       NR/A             147,000
   400,000   Miriam Hospital 6.35%, 4/1/08........................       NR/A             416,000

                          OCEAN STATE TAX EXEMPT FUND

                                                                       RATINGS
PRINCIPAL                                                             MOODY'S/           VALUE
  AMOUNT                                                          STANDARD & POOR'S    (NOTE 1)
----------                                                        -----------------   -----------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION--CONTINUED
$  900,000   Miriam Hospital 7.25%, 4/1/11........................       NR/A         $   939,375
   300,000   Rhode Island Hospital FGIC Insured 6.70%, 8/15/04....      Aaa/AAA           325,875
   600,000   Women & Infants Hospital CGIC Insured 6.55%, 9/1/13..      Aaa/AAA           647,250
   100,000   United Methodist Elder Care 7.50%, 11/1/14...........       NR/A             109,375
   125,000   New England Tech Inst. Connie Lee Insured 6.00%,
               3/1/15.............................................      NR/AAA            127,031
                                                                                      -----------
                                                                                      $12,883,951
RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION (18.76%)
$    5,000   9.30%, 7/1/04 FGIC Insured...........................      Aaa/AAA       $     5,012
    45,000   7.625%, 10/1/04......................................       AA/A+             46,575
   100,000   8.25%, 10/1/07.......................................      A-1/A+            103,044
   200,000   8.10%, 10/1/07.......................................      A-1/A+            205,830
   200,000   5.65%, 10/1/07.......................................       NR/A             200,250
   300,000   8.00%, 10/1/08.......................................      Aa/AA+            311,250
   500,000   7.80%, 10/1/10, Series A.............................      Aa/AA+            524,375
    50,000   7.50%, 7/1/10........................................      A-1/A+             50,375
   300,000   7.60%, 10/1/20.......................................       NR/A             313,875
   160,000   8.30%, 10/1/11.......................................       Aa/A+            168,000
   100,000   7.80%, 10/1/11.......................................       Aa/A+            103,500
   395,000   7.50%, 10/1/11.......................................      Aa/AA+            419,194
   210,000   7.80%, 10/1/11.......................................      Aa/AA+            219,975
   200,000   5.70%, 4/1/15........................................      Aa/AA+            199,000
    35,000   7.75%, 10/1/16.......................................      A-1/A+             35,700
   500,000   5.75%, 4/1/17........................................      Aa/AA+            498,125
   200,000   6.25%, 4/1/17........................................      Aa/AA+            202,750
   110,000   7.95%, 10/1/20.......................................       NR/A             115,087
   140,000   7.25%, 10/1/21.......................................      Aa/Aa+            147,350
   375,000   7.875%, 10/1/21, MBIA Insured........................      Aaa/AAA           384,844
   640,000   7.875%, 10/1/22......................................      Aa/AA+            669,600
    50,000   7.75%, 4/1/22........................................      Aa/AA+             52,437
   345,000   7.55%, 10/1/22.......................................      Aa/AA+            366,994
   300,000   6.50%, 10/1/22.......................................      Aa/AA+            310,125
 1,250,000   6.70%, 10/1/15.......................................      Aa/AA+          1,304,687
   500,000   6.15%, 4/1/17........................................      Aa/AA+            500,625
    85,000   5.875%, 4/1/25.......................................      Aa/AA+             85,000
   300,000   6.50%, 4/1/27........................................      Aa/AA+            310,125

                          OCEAN STATE TAX EXEMPT FUND

                                                                       RATINGS
PRINCIPAL                                                             MOODY'S/           VALUE
  AMOUNT                                                          STANDARD & POOR'S    (NOTE 1)
----------                                                        -----------------   -----------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION--CONTINUED
$  105,000   6.85%, 4/1/27........................................      Aa/AA+        $   109,987
                                                                                      -----------
                                                                                      $ 7,963,691
RHODE ISLAND INDUSTRIAL FACILITIES CORPORATION (1.09%)
$   80,000   Inge Corporation SBA GTD 9.125%, 10/1/00.............      Aaa/NR        $    81,714
   250,000   Mobil Oil 6.00%, 11/1/14.............................      Aa-2/AA           257,500
    60,000   Blazing Graphics LOC-Fleet National 8.20%, 5/1/13....      Baa/NR             61,662
    60,000   Blazing Graphics LOC-Fleet National 8.25%, 5/1/14....      Baa/NR             61,662
                                                                                      -----------
                                                                                      $   462,538
                                                                                      -----------
             TOTAL RHODE ISLAND BONDS (94.23%)....................                    $40,006,416
                                                                                      -----------
PUERTO RICO BONDS (5.57%)
$   30,000   Puerto Rico Commonwealth MBIA Insured 7.125%,
               7/1/02.............................................      Aaa/AAA       $    31,303
   500,000   Puerto Rico Commonwealth 7.75%, 7/1/06...............      NR/AAA            540,000
   200,000   Puerto Rico Commonwealth 7.75%, 7/1/13...............      NR/AAA            216,000
   300,000   Puerto Rico Electric Power Auth. 8.00%, 7/1/08.......      NR/AAA            324,750
   100,000   Puerto Rico Highway 8.00%, 7/1/03....................      NR/AAA            108,250
   200,000   Puerto Rico Highway 8.00%, 7/1/05....................      NR/AAA            216,500
   225,000   Puerto Rico Highway 7.70%, 7/1/03....................     Baa1/AAA           254,531
   285,000   Puerto Rico HFA LOC-Fugi Dev. Bk 7.50%, 10/1/15......       NR/AA            299,606
   110,000   Puerto Rico Public Bldg. Auth. 7.875%, 7/1/07........      Aaa/AAA           115,309
   200,000   Puerto Rico Public Improvement 8.00%, 7/1/07.........      Baa1/A            216,500
    40,000   Puerto Rico Public Building Auth. 7.875%, 7/1/07.....      Aaa/AAA            41,930
                                                                                      -----------
             TOTAL PUERTO RICO BONDS (5.57%)......................                    $ 2,364,679
                                                                                      -----------
             TOTAL INVESTMENTS (Cost $40,269,930)
               (94.85%)(a)........................................                    $42,371,095
                                                                                      ===========

(a) Percentages indicated are based on net assets of $42,456,318 at October 31, 1996 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.53.

(b) The ratings indicated are the most current available. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P.

(c) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by directors. Certain securities have credit

                          OCEAN STATE TAX EXEMPT FUND
    enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)

(d) Abbreviations used:

      AMBAC    --  American Municipal Bond Assurance Corp.
       CGIC    --  Capital Guaranty Insurance Co.
       FGIC    --  Financial Guaranty Insurance Co.
       MBIA    --  Municipal Bond Investors Assurance
        LOC    --  Letter of Credit
        BIG    --  Bond Investors Guaranty (subsidiary of MBIA)
        SBA    --  Small Business Administration
     CAPMAC    --  Capital Markets Assurance Corp.

                       See Notes to Financial Statements.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees
of Ocean State Tax Exempt Fund

     We have audited the accompanying statement of assets and liabilities of Ocean State Tax Exempt Fund (a portfolio of VLC Trust), including the schedule of investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the eight years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Ocean State Tax Exempt Fund for the two fiscal periods ended October 31, 1988 and October 31, 1987 were audited by other auditors whose report dated January 6, 1989 expressed an unqualified opinion on those financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Ocean State Tax Exempt Fund (a portfolio of VLC Trust) at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and financial highlights for each of the eight years in the period then ended in conformity with generally accepted accounting principles.

                                            [Ernst & Young LLP SIG]

Boston, Massachusetts
December 3, 1996

INVESTMENT ADVISER &
  ADMINISTRATOR
  Van Liew Capital Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903                        [OCEAN STATE LOGO]

DISTRIBUTOR
  Van Liew Securities, Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903
                                                            ANNUAL REPORT
CUSTODIAN                                                 OCTOBER 31, 1996
  PNC Institutional Custody
    Services
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

TRANSFER AGENT
  PFPC, Inc.
  P.O. Box 8950
  Wilmington, Delaware 19899

INDEPENDENT AUDITORS                                 INTEREST INCOME EXEMPT
  Ernst & Young LLP                                  FROM FEDERAL AND RHODE
  200 Clarendon Street                               ISLAND INCOME TAXES
  Boston, MA 02116-5072                              FROM QUALITY MUNICIPAL
                                                     BONDS.
COUNSEL
  Hinckley, Allen & Snyder
  1500 Fleet Center
  Providence, Rhode Island 02903

TRUSTEES
  Alfred B. Van Liew, Chairman
  Milton C. Bickford, Jr.
  Michael E. Hogue
  Alice M. Macintosh
  Richard A. Plotkin
  John H. St. Sauveur
  Thomas R. Weschler,
     Vice Admiral, US Navy,
     Retired

OFFICERS
  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice
    President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Treasurer
  Margaret D. Farrell, Secretary